Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Product Information [Line Items]
Allowance for doubtful accounts	$ 1,016,251		$ 949,297	$ 1,144,531
Reserve inventory	$ 24,237		54,698	143,115
Intangible assets estimate useful lives					10 years
Goodwill impairment loss			$ 1,567,485	$ 1,567,485
Number of reporting segment | Segment			2
Trademark and License [Member]
Product Information [Line Items]
Intangible assets estimate useful lives	10 years		10 years	10 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Customer concentration risk, percentage	15.40%	31.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Customer concentration risk, percentage	1.00%		1.00%